SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 752,352	$ 191,037
Less: Accumulated depreciation	(149,597)	(54,439)
Property, plant and equipment, net	602,755	136,598
Plant And Machinery [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	464,019
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	55,587	46,375
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	71,860	58,247
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	26,577	23,864
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 134,309	$ 62,551